Related Party - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Trust expenses subsidized	$ 82,000	$ 112,000	$ 84,000
Long-term receivable due from the National Flex trust	$ 1,000,000